Note 9 - Share Capital - Calculation of Loss Per Share (Details) - shares		12 Months Ended
	Mar. 17, 2020	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Common shares issued and outstanding, beginning of year (in shares)		46,799,828	28,578,137
Increase (decrease) in number of shares outstanding through issued financing (in shares)	11,290,323
Effect of warrants and options exercised (in shares)		1,055,772	482,319
Weighted average common shares issued and outstanding, end of year (in shares)		49,661,776	31,899,640
Common shares issued and outstanding, end of year (in shares)		53,547,709	46,799,828
Shares Issued in Short-form Prospectus Offering in December 2018 [Member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through issued financing (in shares)		1,623,950	431,870
Shares issued in public offering in October 2019 [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through issued financing (in shares)			2,407,314
Shares issued in connection with ATM Offering [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through issued financing (in shares)		182,226